Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,138,385	$ 927,352
Restricted cash		490,315
Credit card holdback receivable	648,759	232,264
Accounts receivable, net of allowances and reserves of $42,533 and $37,850, respectively	221,128	385,370
Security deposits	115,104
Prepaid expense and other current assets	93,542	114,863
Total current assets	2,216,918	2,150,164
Fixed assets and intangible assets, net	563,123	522,462
Notes receivable	78,520	170,566
Long term security deposits	135,000
Investments	200,000	100,000
Total assets	3,193,561	2,943,192
Current liabilities:
Accounts payable	1,074,345	861,730
Accrued expenses and other current liabilities	1,062,836	671,142
Notes payable	400,000
Deferred subscription revenue	1,952,075	1,826,771
Deferred advertising revenue	13,427	300,000
Total current liabilities	4,502,683	3,659,643
Long term deferred rent		12,058
Warrant liability	23,425	140,550
Capital lease obligations	149,055
Total liabilities	4,675,163	3,812,251
Stockholders' (deficit) equity:
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 100,000,000 shares authorized, 49,507,826 and 49,987,826 shares issued, respectively, and 39,182,826 and 39,132,826 shares outstanding, respectively	39,183	39,133
Additional paid-in capital	11,858,489	10,813,205
Accumulated deficit	(13,379,274)	(11,721,397)
Total stockholders' (deficit) equity	(1,481,602)	(869,059)
Total liabilities and stockholders' (deficit) equity	$ 3,193,561	$ 2,943,192